Condensed Consolidating Financial Information - Summary of Condensed Consolidating Results Of Operations (Details) - USD ($) $ in Thousands	3 Months Ended											6 Months Ended				12 Months Ended
	Jun. 30, 2018		Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017		Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2018		Jun. 30, 2017		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Revenues:
Total revenue	$ 203,906		$ 115,616	$ 99,962	$ 95,426		$ 101,824	$ 76,918	$ 63,775	$ 67,405	$ 50,656	$ 349,756		$ 197,250		$ 412,828		$ 258,754		$ 315,606
Operating expenses:
Direct lease operating expense	34,060				28,871							58,975		56,735		109,180		124,360		171,095
Insurance	4,259				2,688							6,934		5,409		10,743		13,101		17,965
Production taxes	564				380							955		645		1,460		1,958		3,311
Total lease operating expense	38,883				31,939							66,864		62,789		121,383		139,419		192,371
Workover and maintenance expense	17,714				8,225							24,619		17,047		32,825		24,810		29,752
Depreciation, depletion and amortization	67,726				36,157							116,766		76,088		157,352		124,689		212,689
Write-down of oil and natural gas properties under ceiling test	0				0							0		0						603,388
Accretion expense	9,492				5,321							14,252		10,509		19,295		21,829		19,395
General and administrative expense	30,880				7,470							39,460		17,216		36,673		28,686		35,662
Total operating expenses	164,695				89,112							261,961		183,649		367,528		339,433		1,093,257
Operating income (loss)	39,211		18,370	13,329	6,314		7,287	(7,103)	(12,868)	(20,697)	(40,011)	87,795		13,601		45,300		(80,679)		(777,651)
Interest expense	(21,678)				(20,805)							(41,420)		(39,577)		(80,934)		(70,415)		(51,544)
Price risk management activities income (expense)	(91,176)	[1]	(84,365)	(28,086)	38,995	[1]	45,893	(32,742)	11,350	(48,930)	12,924	(143,152)	[1]	84,888	[1]	(27,563)	[2]	(57,398)	[2]	182,196	[2]
Other income (expense)	(1,269)				103							(1,078)		157		329		405		314
Net income (loss)	(74,912)		$ (85,760)	$ (36,177)	24,607		$ 34,462	$ (60,354)	$ (22,219)	$ (84,715)	$ (40,799)	(97,855)		59,069		(62,868)		(208,087)		(646,685)
Talos
Operating expenses:
Equity earnings from subsidiaries	(74,912)				24,607							(97,855)		59,069		(62,868)		(208,087)		(646,685)
Net income (loss)	(74,912)				24,607							(97,855)		59,069		(62,868)		(208,087)		(646,685)
Talos Issuers
Operating expenses:
Depreciation, depletion and amortization	384				353							725		722		1,401		1,553		1,528
General and administrative expense	13,804				3,775							18,398		10,166		21,882		13,204		19,630
Total operating expenses	14,188				4,128							19,123		10,888		23,283		14,757		21,158
Operating income (loss)	(14,188)				(4,128)							(19,123)		(10,888)		(23,283)		(14,757)		(21,158)
Interest expense	(14,399)				(11,487)							(26,627)		(23,501)		(48,236)		(47,291)		(46,235)
Price risk management activities income (expense)	(89,970)				36,040							(139,217)		81,541		(22,998)		(57,398)		182,196
Other income (expense)	(1,358)				150							(1,208)		300		600				129
Equity earnings from subsidiaries	45,003				4,032							88,320		11,617		31,049		(88,641)		(761,617)
Net income (loss)	(74,912)				24,607							(97,855)		59,069		(62,868)		(208,087)		(646,685)
Guarantors
Revenues:
Total revenue	203,906				95,426							349,756		197,250		412,828		258,754		315,606
Operating expenses:
Direct lease operating expense	34,060				28,871							58,975		56,735		109,180		124,360		171,095
Insurance	4,259				2,688							6,934		5,409		10,743		13,101		17,965
Production taxes	564				380							955		645		1,460		1,958		3,311
Total lease operating expense	38,883				31,939							66,864		62,789		121,383		139,419		192,371
Workover and maintenance expense	17,714				8,225							24,619		17,047		32,825		24,810		29,752
Depreciation, depletion and amortization	67,341				35,803							116,039		75,364		155,947		123,132		211,161
Write-down of oil and natural gas properties under ceiling test																				603,388
Accretion expense	9,492				5,321							14,252		10,509		19,295		21,829		19,395
General and administrative expense	16,854				3,531							20,567		6,621		14,172		15,044		14,541
Total operating expenses	150,284				84,819							242,341		172,330		343,622		324,234		1,070,608
Operating income (loss)	53,622				10,607							107,415		24,920		69,206		(65,480)		(755,002)
Interest expense	(6,891)				(7,695)							(13,957)		(14,723)		(30,252)		(19,680)		(4,080)
Price risk management activities income (expense)	(1,206)				2,955							(3,935)		3,347		(4,565)
Other income (expense)	132				(87)							85		(162)		(333)		430		176
Net income (loss)	45,657				5,780							89,608		13,382		34,056		(84,730)		(758,906)
Non-Guarantors
Operating expenses:
Depreciation, depletion and amortization	1				1							2		2		4		4
General and administrative expense	222				164							495		429		619		438		1,491
Total operating expenses	223				165							497		431		623		442		1,491
Operating income (loss)	(223)				(165)							(497)		(431)		(623)		(442)		(1,491)
Interest expense	(388)				(1,623)							(836)		(1,353)		(2,446)		(3,444)		(1,229)
Other income (expense)	(43)				40							45		19		62		(25)		9
Net income (loss)	(654)				(1,748)							(1,288)		(1,765)		(3,007)		(3,911)		(2,711)
Elimination
Operating expenses:
Equity earnings from subsidiaries	29,909				(28,639)							9,535		(70,686)		31,819		296,728		1,408,302
Net income (loss)	29,909				(28,639)							9,535		(70,686)		31,819		296,728		1,408,302
Oil Revenue
Revenues:
Revenue	180,161				78,719							307,854		162,487		344,781		197,583		244,167
Oil Revenue | Guarantors
Revenues:
Revenue	180,161				78,719							307,854		162,487		344,781		197,583		244,167
Natural Gas Revenue
Revenues:
Revenue	16,448				12,888							29,171		26,062		48,886		42,705		55,026
Natural Gas Revenue | Guarantors
Revenues:
Revenue	16,448				12,888							29,171		26,062		48,886		42,705		55,026
NGL Revenue
Revenues:
Revenue	7,297				3,436							12,731		7,069		16,658		9,532		10,523
NGL Revenue | Guarantors
Revenues:
Revenue	$ 7,297				3,436							$ 12,731		7,069		16,658		9,532		10,523
Other
Revenues:
Revenue					383									1,632		2,503		8,934		5,890
Other | Guarantors
Revenues:
Revenue					$ 383									$ 1,632		$ 2,503		$ 8,934		$ 5,890

[1]	The Company paid $33.6 million and received $9.2 million in net cash settlements for the three months ended June 30, 2018 and 2017, respectively, and paid $54.1 million and received $13.7 million in net cash settlements for the six months ended June 30, 2018 and 2017, respectively.
[2]	The Company received net cash settlements of $23.8 million, $172.2 million and $181.9 million for the years ended December 31, 2017, 2016 and 2015, respectively.